Property plant and equipment net (Details Narrative) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Bank loans	$ 84,000	$ 88,000
ZHEJIANG TIANLAN
Bank loans	$ 1,275,000	$ 524,000